Financial Information as per operating segments (Details 5) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Depreciation and amortization	$ 126,119,198	$ 126,497,493	$ 124,116,739
Chile Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	78,823,699	70,252,736	73,082,403
International Business Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	28,010,403	38,909,547	34,289,517
Wine Operating Segment [Member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	12,165,441	12,328,271	12,011,674
All other segments [member]
IfrsStatementLineItems [Line Items]
Depreciation and amortization	$ 7,119,655	$ 5,006,939	$ 4,733,145